FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments are measured at fair value on a recurring basis, as summarized below:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total Assets
Investments in the fair value hierarchy:
Mutual funds	$167,639,195	$—	$—	$167,639,195
Seacoast Banking Corporation of Florida common stock	3,247,846	—	—	3,247,846
Investments measured at net asset value:
OneAmerica Stable Value Fund[1]	—	—	—	5,619,377
Total investments	$170,887,041	$—	$—	$176,506,418

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total Assets
Investments in the fair value hierarchy:
Mutual funds	$123,427,186	$—	$—	$123,427,186
Seacoast Banking Corporation of Florida common stock	2,681,153	—	—	2,681,153
Investments measured at net asset value:
OneAmerica Stable Value Fund[1]	—	—	—	6,927,312
Total investments	$126,108,339	$—	$—	$133,035,651

1 In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.